Share-based compensation expenses - Restriction of ordinary shares held by senior management (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 28, 2019 installment shares	Dec. 31, 2025 USD ($) installment $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 31, 2018 $ / shares	May 31, 2018 $ / shares
Share-based compensation expenses
Annual vesting installments | installment	4	4
Weighted average grant date fair value of options granted (in dollars per share) | $ / shares					$ 1.4506	$ 1.2785
Share-based compensation expenses allocated from Jimu Parent		$ 14	$ 0	$ (972)
Restricted share
Share-based compensation expenses
Restricted shares, issued | shares	1,863,043
Share-based compensation expenses allocated from Jimu Parent		0	$ 0	$ 1
Unrecognized share-based compensation expenses		0
Jimu Parent
Share-based compensation expenses
Unrecognized share-based compensation expenses		$ 0
Jimu Parent | Restricted share
Share-based compensation expenses
Weighted average grant date fair value of options granted (in dollars per share) | $ / shares		$ 0.42